Inventories	6 Months Ended
Jun. 30, 2017
Inventory Disclosure [Abstract]
Inventories
Note 4 - Inventories

	June 30,	December 31,
	2017	2016
	US$ thousands

Raw materials and components	22,442	16,435
Products in process	19,366	19,098
Finished products	9,551	8,747
	51,359	44,280